Retirement-Related Benefits (OCI and AOCI) (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Changes in AOCI for retirement-related benefits
Current period loss/(gain)	$ 9,799		$ (5,369)
Amortization of net loss included in net periodic (income)/cost	(2,531)		(3,499)
Current period prior service costs/(credits)	(24)		3
Amortization of prior service (costs)/credits included in net periodic (income)/cost	114		114
U.S. Defined Benefit Pension Plans
Changes in AOCI for retirement-related benefits
Net loss at beginning of period	13,709		19,488
Current period loss/(gain)	5,789		(3,989)
Amortization of net loss included in net periodic (income)/cost	(1,056)		(1,790)
Net loss at end of period	18,442		13,709
Prior service costs/(credits) at beginning of period	120		130
Amortization of prior service (costs)/credits included in net periodic (income)/cost	(10)		(10)
Prior service costs/(credits) at end of period	110		120
Total loss recognized in accumulated other comprehensive income/(loss)	18,552	[1]	13,829	[1]
Amounts of retirement-related benefit plans that will be amortized from accumulated other comprehensive income/(loss) into net periodic (income)/cost
Estimated net loss that will be amortized from AOCI into net periodic cost	1,659
Estimated prior service costs/(credits) that will be amortized from AOCI into net periodic (income)/cost	10
Non-U.S. Defined Benefit Pension Plans
Changes in AOCI for retirement-related benefits
Net loss at beginning of period	19,777		22,188
Current period loss/(gain)	3,324		(814)
Curtailments and settlements	(25)		3
Amortization of net loss included in net periodic (income)/cost	(1,400)		(1,600)
Net loss at end of period	21,676		19,777
Prior service costs/(credits) at beginning of period	(496)		(614)
Current period prior service costs/(credits)	(1)		0
Amortization of prior service (costs)/credits included in net periodic (income)/cost	111		119
Prior service costs/(credits) at end of period	(386)		(496)
Transition (assets)/liabilities at beginning of period	0		0
Amortization of transition assets/(liabilities) included in net periodic (income)/cost	0		0
Transition (assets)/liabilities at end of period	0		0
Total loss recognized in accumulated other comprehensive income/(loss)	21,290	[1]	19,281	[1]
Amounts of retirement-related benefit plans that will be amortized from accumulated other comprehensive income/(loss) into net periodic (income)/cost
Estimated net loss that will be amortized from AOCI into net periodic cost	1,693
Estimated prior service costs/(credits) that will be amortized from AOCI into net periodic (income)/cost	(98)
U.S. Nonpension Postretirement Benefit Plans
Changes in AOCI for retirement-related benefits
Net loss at beginning of period	304		806
Current period loss/(gain)	548		(480)
Amortization of net loss included in net periodic (income)/cost	0		(21)
Net loss at end of period	852		304
Prior service costs/(credits) at beginning of period	15
Current period prior service costs/(credits)			15
Amortization of prior service (costs)/credits included in net periodic (income)/cost	7
Prior service costs/(credits) at end of period	23		15
Total loss recognized in accumulated other comprehensive income/(loss)	875	[1]	319	[1]
Amounts of retirement-related benefit plans that will be amortized from accumulated other comprehensive income/(loss) into net periodic (income)/cost
Estimated net loss that will be amortized from AOCI into net periodic cost	43
Estimated prior service costs/(credits) that will be amortized from AOCI into net periodic (income)/cost	(7)
U.S. Nonpension Postretirement Benefit Plans | Establishment of a Health Reimbursement Arrangement (HRA) for Medicare Eligible Participants
Plan amendment
Effect of plan amendment on benefit obligation	91
U.S. Nonpension Postretirement Benefit Plans | Termination of Life Insurance Eligibility for Employees Who Retire on or after January 1, 2015
Plan amendment
Effect of plan amendment on benefit obligation	(76)
Non-U.S. Nonpension Postretirement Plans
Changes in AOCI for retirement-related benefits
Net loss at beginning of period	161		269
Current period loss/(gain)	38		(85)
Curtailments and settlements	1		0
Amortization of net loss included in net periodic (income)/cost	(11)		(23)
Net loss at end of period	189		161
Prior service costs/(credits) at beginning of period	(32)		(6)
Current period prior service costs/(credits)	0		(31)
Amortization of prior service (costs)/credits included in net periodic (income)/cost	5		5
Prior service costs/(credits) at end of period	(26)		(32)
Transition (assets)/liabilities at beginning of period	0		0
Amortization of transition assets/(liabilities) included in net periodic (income)/cost	0		0
Transition (assets)/liabilities at end of period	0		0
Total loss recognized in accumulated other comprehensive income/(loss)	163	[1]	129	[1]
Amounts of retirement-related benefit plans that will be amortized from accumulated other comprehensive income/(loss) into net periodic (income)/cost
Estimated net loss that will be amortized from AOCI into net periodic cost	11
Estimated prior service costs/(credits) that will be amortized from AOCI into net periodic (income)/cost	$ (5)

[1]

See note L, “Equity Activity,” on pages 118through 121 for the total change in AOCI, and the Consolidated Statement of Comprehensive Income for the components of net periodic (income)/cost, including the related tax effects, recognized in OCI for the retirement-related benefit plans.